Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Schedule of new bank borrowings
Lender	Company	Rate	Issuance Date	Collateral/Security	Amount-RMB	Amount-USD
Jiangsu Yangzhou Rural Commercial Bank	Huadong	3.95%	2/17/2022	Yada, Yongjun Liu	5,000,000	784,609
Bank of China	Huadong	3.70%	3/3/2022	Yongjun Liu, Yin Liu	5,000,000	784,609
Industrial and Commercial Bank of China	Yada	3.70%	2/18/2022	Properties of Yada	9,000,000	1,412,296
Bank of Communications	Huadong	3.55%	3/9/2022	Yongjun Liu, Yin Liu, Yada	4,000,000	627,687
Total					23,000,000	3,609,201

Schedule of repayments on bank borrowings
Lender	Company	Rate	Repayment Date	Collateral/Security	Amount-RMB	Amount-USD
Jiangsu Yangzhou Rural Commercial Bank	Huadong	3.95%	2/17/2022	Yada, Yongjun Liu	5,000,000	788,880
Bank of China	Huadong	3.80%	3/2/2022	Yongjun Liu, Yin Liu	5,000,000	791,014
Industrial and Commercial Bank of China	Yada	3.85%	2/18/2022	Properties of Yada	9,000,000	1,422,902
Total					19,000,000	3,002,796